SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 881,184	$ 710,636